RETIREMENT PLAN (10K) (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Compensation and Retirement Disclosure [Abstract]
Maximum percent of voluntary contribution	100.00%
Description of safe harbor matching contributions plan	Company elected and made a safe harbor matching contributions of 100% of the participant's first 3% and 50% of the next 2% of compensation deferred into the Retirement Plan
Percentage of safe harbor matching contributions for first 3% employee compensation	100.00%	100.00%	100.00%
Percentage of employee compensation eligible for 100% safe harbor matching contributions	3.00%	3.00%	3.00%
Percentage of safe harbor matching contributions for next 2% employee compensation	50.00%	50.00%	50.00%
Percentage of employee compensation eligible for 50% of next safe harbor matching contributions	2.00%	2.00%	2.00%
Company's safe harbor contribution	$ 189	$ 192	$ 168